Income taxes - Principal components of the deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Inventories	¥ 7,654	¥ 6,431
Allowance for doubtful accounts	2,049	487
Intangible assets	268,381
Accrued product warranties	23,037	8,483
Accrued salaries and benefits	10,961	8,704
Accrued expenses and other liabilities	11,677	48,520
Unrealized investment loss of equity method investments	12,888	3,395
Donation	503	450
Operating lease liabilities	18,734
Net operating loss carryforwards	180,378	473,845
Total deferred tax assets	536,262	550,315
Less: valuation allowance	(518,017)	¥ (550,315)	¥ (362,371)	¥ (268,702)
Deferred tax assets, net of valuation allowance	18,245
Deferred tax liabilities:
Operating lease right-of-use assets	(18,245)
Total deferred tax liabilities	¥ (18,245)